Debt, Net - Schedule of maturities of long-term debt (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021	$ 20,821	$ 5,274
2022	24,516	16,698
2023	24,508	23,948
2024	93,020	23,948
2025		96,771
Total	170,563	166,639
Less, original issue discount	(13,586)	(14,674)
Less, debt issuance costs	(3,692)	(4,180)
Total debt, net, current and non-current	$ 153,285	$ 147,800